Effect of reclassification upon adoption of IFRS 9	6 Months Ended
Jun. 30, 2018
Accounting policies, changes in accounting estimates and errors [Abstract]
Effect of reclassification upon adoption of IFRS 9

14	Effect of reclassification upon adoption of IFRS 9

Reconciliation of consolidated balance sheet at 31 December 2017 and 1 January 2018
					IFRS 9 reclassification to				IFRS 9 re-measurement including expected credit losses[4]	IFRS 9 carrying amount at 1 Jan 2018
			IAS 39 carrying amount at 31 Dec 2017	Other changes in classification	Fair value through profit and loss	Fair value through other comprehensive income	Amortised cost	Carrying amount post reclassification
	Footnotes	IFRS 9 measurement category	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Cash and balances at central banks		Amortised cost	180,624	—	—	—	—	180,624	(3)	180,621
Items in the course of collection from other banks		Amortised cost	6,628	—	—	—	—	6,628	—	6,628
Hong Kong Government certificates of indebtedness		Amortised cost	34,186	—	—	—	—	34,186	—	34,186
Trading assets	1, 3	FVPL	287,995	4,329	9	—	(37,924)	254,409	1	254,410
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2, 5, 6, 7	FVPL	29,464	313	10,055	(3)	(115)	39,714	32	39,746
Derivatives		FVPL	219,818	—	—	—	—	219,818	—	219,818
Loans and advances to banks	1, 2, 3	Amortised cost	90,393	(7,099)	(712)	—	—	82,582	(23)	82,559
Loans and advances to customers	1, 2, 3	Amortised cost	962,964	(7,458)	(3,903)	—	24	951,627	(1,890)	949,737
Reverse repurchase agreements – non-trading		Amortised cost	201,553	—	—	—	—	201,553	—	201,553
Financial investments	5, 13	FVOCI	332,240	—	(3,131)	83	(7,026)	322,166	(3)	322,163
	6, 13	FVOCI	3,917	—	(2,104)	—	—	1,813	—	1,813
	5	Amortised cost	52,919	—	—	(80)	7,141	59,980	(457)	59,523
Prepayments, accrued income and other assets	1, 7	Amortised cost	67,191	9,915	(214)	—	37,900	114,792	(15)	114,777
Current tax assets		N/A	1,006	—	—	—	—	1,006	—	1,006
Interests in associates and joint ventures	8	N/A	22,744	—	—	—	—	22,744	(942)	21,802
Goodwill and intangible assets	9	N/A	23,453	—	—	—	—	23,453	(79)	23,374
Deferred tax assets		N/A	4,676	—	—	—	—	4,676	38	4,714
Total assets			2,521,771	—	—	—	—	2,521,771	(3,341)	2,518,430

For footnotes, see page 112.

Reconciliation for consolidated balance sheet at 31 December 2017 and 1 January 2018 (continued)
						IFRS 9 reclassification to			Carrying amount post reclassification	IFRS 9 remeasure-ment including expected credit losses[4]	IFRS 9 carrying amount at 1 Jan 2018
				IAS 39 carrying amount at 31 Dec 2017	Other changes in classif-ication	Fair value through profit and loss	Fair value through other compre-hensive income	Amortised cost
	Footnotes	IAS 39 measure-ment category	IFRS 9 measure-ment category	$m	$m	$m	$m	$m	$m	$m	$m
Liabilities
Hong Kong currency notes in circulation		Amortised cost	Amortised cost	34,186	—	—	—	—	34,186	—	34,186
Deposits by banks	1	Amortised cost	Amortised cost	69,922	(5,430)	—	—	—	64,492	—	64,492
Customer accounts	1	Amortised cost	Amortised cost	1,364,462	(4,235)	—	—	—	1,360,227	—	1,360,227
Repurchase agreements – non-trading		Amortised cost	Amortised cost	130,002	—	—	—	—	130,002	—	130,002
Items in the course of transmission to other banks		Amortised cost	Amortised cost	6,850	—	—	—	—	6,850	—	6,850
Trading liabilities	1, 11	FVPL	FVPL	184,361	(103,497)	—	—	—	80,864	—	80,864
Financial liabilities designated at fair value	9, 10, 11	FVPL	FVPL	94,429	59,267	—	—	(9,699)	143,997	9	144,006
Derivatives		FVPL	FVPL	216,821	—	—	—	—	216,821	—	216,821
Debt securities in issue	10	Amortised cost	Amortised cost	64,546	—	—	—	2,095	66,641	(105)	66,536
Accruals, deferred income and other liabilities	1, 10	Amortised cost	Amortised cost	45,907	53,895	—	—	124	99,926	—	99,926
Current tax liabilities		N/A	N/A	928	—	—	—	—	928	—	928
Liabilities under insurance contracts	9	N/A	N/A	85,667	—	—	—	—	85,667	(69)	85,598
Provisions		N/A	N/A	4,011	—	—	—	—	4,011	284	4,295
Deferred tax liabilities	14	N/A	N/A	1,982	—	—	—	—	1,982	(368)	1,614
Subordinated liabilities	10	Amortised cost	Amortised cost	19,826	—	—	—	7,480	27,306	(1,445)	25,861
Total liabilities				2,323,900	—	—	—	—	2,323,900	(1,694)	2,322,206

For footnotes, see page 112.

		IAS 39 carrying amount at 31 Dec 2017	IFRS 9 reclassification	Carrying amount post reclassification	IFRS 9 remeasurement including expected credit losses	Carrying amount at 1 Jan 2018
	Footnotes	$m	$m	$m	$m	$m
Equity
Called up share capital		10,160	—	10,160	—	10,160
Share premium account		10,177	—	10,177	—	10,177
Other equity instruments		22,250	—	22,250	—	22,250
Other reserves	12	7,664	(960)	6,704	(61)	6,643
Retained earnings	14	139,999	960	140,959	(1,545)	139,414
Total Shareholders Equity		190,250	—	190,250	(1,606)	188,644
Non-controlling interests		7,621	—	7,621	(41)	7,580
Total equity		197,871	—	197,871	(1,647)	196,224

For footnotes, see page 112.

Reconciliation of impairment allowance under IAS 39 and provision under IAS 37 to expected credit losses under IFRS 9
		Reclassification to			Remeasurement		Total
		Fair value through profit and loss	Fair value through other comprehensive income	Amortised cost	Stage 3	Stage 1 & Stage 2
	IAS 39 measurement category	$m	$m	$m	$m	$m	$m
Financial assets at amortised cost
IAS 39 impairment allowance at 31 Dec 2017							7,532
Cash and balances at central banks	Amortised cost (Loans and receivables)	—	—	—	—	3	3
Items in the course of collection from other banks	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Hong Kong Government certificates of indebtedness	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Loans and advances to banks	Amortised cost (Loans and receivables)	—	—	—	1	22	23
Loans and advances to customers	Amortised cost (Loans and receivables)	(31)	—	—	629	1,261	1,859
Reverse repurchase agreements – non-trading	Amortised cost (Loans and receivables)	—	—	—	—	—	—
Financial investments	Amortised cost (Held to maturity)	—	—	3	—	13	16
Prepayments, accrued income and other assets	Amortised cost (Loans and receivables)	—	—	—	—	47	47
Expected credit loss allowance at 1 Jan 2018							9,480
Loan commitments and financial guarantee contracts
IAS 37 provisions at 31 Dec 2017							253
Provisions (loan commitments and financial guarantees)	N/A	N/A	N/A	N/A	74	210	284
Expected credit loss provision at 1 Jan 2018							537

The pre-tax net asset impact of additional impairment allowances on adoption of IFRS 9 is $2,232m; $1,948m in respect of financial assets at amortised cost and $284m related to loan commitments and financial guarantee contracts. The total expected credit loss allowance at 1 January 2018 was $9,480m in respect of financial assets at amortised cost and $537m related to loan commitments and financial guarantee contracts.